UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Advisory Group LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steve Hammers
Title:   Managing Partner
Phone:   615.661.9622

Signature, Place, and Date of Signing:

/s/ Stephen M. Hammers             Brentwood, Tennessee             02-13-2009
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   23

Form 13F Information Table Value Total:   $156,098 (thousands)

List of Other Included Managers:	  none


                                                         FORM 13F                                   12/31/2008
                                     REPORTING MANAGER: Compass Advisory Group LLC


ITEM 1                             ITEM 2     ITEM 3        ITEM 4      ITEM 5         ITEM 6    ITEM 7  ITEM 8
NAME OF ISSUER                     TITLE       CUSIP         FAIR     SHARES OF      INVESTMNT    MGRS   VOTING
                                     OF       NUMBER       MKT VALUE  PRINCIPAL       DISCRE-           AUTHORITY
                                   CLASS                    (000'S)     AMOUNT          TION


Ishares Lehman Aggregate Bond       EFT      464287226      20,358   195,371   SH       SOLE              NONE
SPDR Lehman Int'l Treas. Bond       EFT      78464A516       7,937   145,905   SH       SOLE              NONE
Powershares DB Commodity Indx       EFT      73935S105       6,564   309,753   SH       SOLE              NONE
PowerShares DB G10 Currency         EFT      73935Y102       8,109   417,583   SH       SOLE              NONE
WisdomTree Int'l Real Estate-R      EFT      97717W331       2,376   114,960   SH       SOLE              NONE
WisdomTree DIEFA Int'l Fd           EFT      97717W703       5,361   138,897   SH       SOLE              NONE
ISHARES MSCI Emerging Markets       EFT      464287234       2,156    86,355   SH       SOLE              NONE
iShares MSCI EAFE Index             EFT      464287465      11,181   249,247   SH       SOLE              NONE
Ishares Tr Lehman Bd Fd             EFT      464288596      11,072   105,147   SH       SOLE              NONE
ISHARES GSCI COMMODITY TR           EFT      46428R107       5,089   177,879   SH       SOLE              NONE
Ishares Cohen & Steers Realty       EFT      464287564       5,263   119,121   SH       SOLE              NONE
Ishares Tr Russell                  EFT      464287655       2,372    48,178   SH       SOLE              NONE
Ishares Russell 3000                EFT      464287689       6,316   121,466   SH       SOLE              NONE
Ishares Tr Dow Jones Real Estate    EFT      464287739       6,776   182,012   SH       SOLE              NONE
PowerShares S&P 500 Buy Write       EFT      73936G308       7,526   426,429   SH       SOLE              NONE
PowerShares Dynamic Dev. Int'l      EFT      73936T805       8,158   699,309   SH       SOLE              NONE
Ishares S&P U. S. Preferred St      EFT      464288687       4,775   163,465   SH       SOLE              NONE
PowerShares Preferred Portfoli      EFT      73936T565       5,184   417,022   SH       SOLE              NONE
PowerShares FTSE RAFI US 1000       EFT      73935X583       4,195   123,052   SH       SOLE              NONE
PowerShares Dynamic Market Por      EFT      73935X104       8,652   266,392   SH       SOLE              NONE
PowerShares FTSE RAFI Int'l Em      EFT      73936T763       2,704   194,548   SH       SOLE              NONE
Powershares Zachs Small Cap         EFT      73935X674       2,490   167,695   SH       SOLE              NONE
S P D R TRUST Unit SR               EFT      78462F103      11,484   127,256   SH       SOLE              NONE

